OPERATING LEASE COMMITMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Operating Lease Commitments Tables
Future minimum lease payments

Future minimum lease payments for each of the next 5 years under these operating leases are as follows:

	Franklin	Philadelphia	Total
For the period ending September 30,
2013	$113,000	$46,000	$159,000
2014	447,000	187,000	634,000
2015	444,000	192,000	636,000
2016	454,000	196,000	650,000
2017	382,000	82,000	464,000
Total	$1,840,000	$703,000	$2,543,000

Future minimum lease payments for each of the next five years under these operating leases at December 31, 2012 are approximately as follows:

Year Ending December 31, 2012:	Franklin	Philadelphia	Total
2013	$421,000	$185,000	$606,000
2014	431,000	189,000	620,000
2015	441,000	194,000	635,000
2016	451,000	198,000	649,000
2017	383,000	83,000	466,000
Total	$2,127,000	$849,000	$2,976,000